Employee Benefit Plans (Net Periodic Benefit Cost (Credit)) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 40	$ 39
Interest cost	101	84
Expected return on plan assets	(177)	(165)
Amortization of prior service credit	0	0
Amortization of net actuarial loss	39	48
Settlements	2	0
Net periodic benefit cost (credit)	5	6
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	4
Interest cost	8	7
Expected return on plan assets	(39)	(37)
Amortization of prior service credit	0	0
Amortization of net actuarial loss	5	5
Net periodic benefit cost (credit)	(22)	(21)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	7	7
Interest cost	17	14
Expected return on plan assets	(33)	(36)
Amortization of prior service credit	(13)	(13)
Amortization of net actuarial loss	4	3
Settlements	0	0
Net periodic benefit cost (credit)	(18)	(25)
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1
Interest cost	3	3
Expected return on plan assets	(7)	(8)
Amortization of prior service credit	(1)	(1)
Amortization of net actuarial loss	1	1
Net periodic benefit cost (credit)	$ (3)	$ (4)